RELATED PARTY TRANSACTIONS (Details) $ in Thousands		1 Months Ended			3 Months Ended		8 Months Ended	12 Months Ended
	Nov. 07, 2019 USD ($) item	Nov. 30, 2020 USD ($) item	Aug. 31, 2020	Nov. 30, 2019 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Oct. 23, 2020 USD ($)	May 28, 2020 USD ($)	Feb. 01, 2020	Jan. 31, 2020
Related Party Transaction [Line Items]
Interest cost capitalized as part of PPE							$ 100	$ 300
Purchase of property, plant and equipment				$ 20,000
GM
Related Party Transaction [Line Items]
Related party expense						$ 2,100	$ 2,600	3,300
Purchase of property, plant and equipment						1,200
Due to related parties										$ 5,900
Agreement Term			3 years
Agreement Term Qualifier Period			10 months
Percentage of market price			75.00%
GM | Convertible Note
Related Party Transaction [Line Items]
Maximum borrowing capacity											$ 10,000
GM | Note Payable
Related Party Transaction [Line Items]
Principal amount	$ 20,000
Interest rate stated percentage					7.00%							7.00%	5.00%
Interest cost capitalized as part of PPE					$ 300	$ 300		$ 400	$ 100
Amount outstanding										$ 20,800
Transaction with Workhorse Group Inc
Related Party Transaction [Line Items]
Percentage ownership conveyed in connection with license agreement	10.00%
Royalty percentage	1.00%	1.00%
Prepaid Royalties		$ 4,750
Number of vehicles subject to royalty | item	200,000	200,000